Large Cap Core Fund Summary

Class/Ticker: Administrator Class - WFLLX

Summary Prospectus

July 19, 2010

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated July 19, 2010 , are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$287
5 Years	$554
10 Years	$1,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class Administrator (incepted on July 16, 2010) as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+13.44%
Lowest Quarter: 4th Quarter 2008	--19.56%
Year-to-date total return as of 3/31/2010 is +4.99%

Average Annual Total Returns for the period ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class Administrator	7/16/2010	18.90%	N/A	-11.34%
Class Administrator (after taxes on distributions)	7/16/2010	18.68%	N/A	-11.52%
Class Administrator (after taxes on distributions and the sale of Fund Shares)	7/16/2010	12.58%	N/A	-9.56%
S&P 500 Index		26.46%	N/A	-9.84%
1.	Performance shown for the Administrator Class shares reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are lower than those of the Administrator Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sut-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Class/Ticker: Institutional Class - EGOIX

Summary Prospectus

July 19, 2010

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated July 19, 2010 , are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.66%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$67
3 Years	$211
5 Years	$417
10 Years	$1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Institutional Class (incepted on December 17, 2007) as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+13.44%
Lowest Quarter: 4th Quarter 2008	--19.56%
Year-to-date total return as of 3/31/2010 is +4.99%

Average Annual Total Returns for the period ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Institutional Class	12/17/2007	18.90%	N/A	-11.34%
Institutional Class (after taxes on distributions)	12/17/2007	18.68%	N/A	-11.52%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	12/17/2007	12.58%	N/A	-9.56%
S&P 500 Index		26.46%	N/A	-9.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sut-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Institutional Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Class/Ticker: Investor Class - WFLNX

Summary Prospectus

July 19, 2010

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated July 19, 2010 , are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.21%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$123
3 Years	$384
5 Years	$702
10 Years	$1,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Investor Class (incepted on July 16, 2010) as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+13.44%
Lowest Quarter: 4th Quarter 2008	--19.56%
Year-to-date total return as of 3/31/2010 is +4.99%

Average Annual Total Returns for the period ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class Investor	7/16/2010	18.90%	N/A	-11.34%
Class Investor (after taxes on distributions)	7/16/2010	18.68%	N/A	-11.52%
Class Investor (after taxes on distributions and the sale of Fund Shares)	7/16/2010	12.58%	N/A	-9.56%
S&P 500 Index		26.46%	N/A	-9.84%
1.	Performance shown for the Investor Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are lower than those of the Investor Class shares. The Administrator Class annual returns are substantially similar to what the Investor Class annual returns would be because the Administrator Class and Investor Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sut-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Class/Ticker: Class A - EGOAX; Class C - EGOCX

Summary Prospectus

July 19, 2010

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated July 19, 2010 , are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 66 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.30%	2.05%
Fee Waivers	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.14%	1.89%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$292	$192
3 Years	$916	$594	$594
5 Years	$1,201	$1,057	$1,057
10 Years	$2,011	$2,339	$2,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A shares (incepted on December 17, 2007) as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+13.30%
Lowest Quarter: 4th Quarter 2008	--19.71%
Year-to-date total return as of 3/31/2010 is +4.86%

Average Annual Total Returns for the period ended 12/31/2009 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class A	12/17/2007	11.76%	N/A	-14.10%
Class A (after taxes on distributions)	12/17/2007	11.59%	N/A	-14.23%
Class A (after taxes on distributions and the sale of Fund Shares)	12/17/2007	7.87%	N/A	-11.85%
Class C	12/17/2007	16.61%	N/A	-12.15%
S&P 500 Index		26.46%	N/A	-9.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Investment Adviser	Sut-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.